Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 12: -	INCOME TAXES

a.	Tax rate applicable to Company:

The corporate tax rate in Israel in 2020, 2021 and 2022 was 23%.

The Company has the status of a “Preferred Company” and “Preferred Technological Enterprise”, as defined in the Law for the Encouragement of Capital Investments, 5719-1959 and is subject to a reduced tax rate. The reduced tax rates at development area A in which the Company’s offices are located is 7.5%, subject to various conditions.

b.	Income taxes on non-Israeli subsidiaries:

The Company’s subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

Tax rate applicable to ATM Inc.:

On December 22, 2017, the United States enacted the Tax Cuts and Jobs Act (the “U.S. Tax Reform”); a comprehensive tax legislation that includes significant changes to the taxation of business entities. These changes, most of which are effective for tax years beginning after December 31, 2017, include several key tax provisions that might impact the Company, among others: (i) a permanent reduction to the statutory federal corporate income tax rate from 35% (top rate) to 21% (flat rate) effective for tax years beginning after December 31, 2017 ((ii) stricter limitation on the tax deductibility of business interest expense; (iii) a shift of the U.S. taxation of multinational corporations from a tax on worldwide income to a territorial system (along with certain rules designed to prevent erosion of the U.S. income tax base) (iv) a one-time deemed repatriation tax on accumulated offshore earnings held in cash and illiquid assets, with the latter taxed at a lower rate and (v) an expansion of the U.S. controlled foreign corporation (“CFC”) anti deferral starting with the CFC’s first tax year beginning in 2018 intended to tax in the U.S. “global intangible low-taxed income” (“GILTI”).

Tax rate applicable to ATM KK (Japan-Tokyo):

The General Corporation tax (national tax in Japan) rate is 23.2% for fiscal years beginning after April 2018. Local taxes are also applicable in different rates and may result in a higher effective tax rate (for example, for Tokyo-based companies the effective statutory tax rate would generally be 30.62% for large companies, and 33.6% for small companies). Special rate of 15% is applicable on the first JPY 8M for small and medium companies (19% for larger companies for fiscal years from April 2019).

c.	The components of the net loss (income) before tax on income were as follows:

	Year ended December 31,
	2020	2021	2022

Domestic (Israel)	$9,322	$27,089	$33,100
Foreign	(598)	175	642

Total	$8,724	$27,264	$33,742

Income tax expense was as follows:

	Year ended December 31,
	2020	2021	2022
Current:

Israel	$-	$-	$-
Foreign	158	7	20

Total current income tax expense	158	7	20

Deferred:

Domestic (Israel)	-	-	-
Foreign	-	-	-

Total deferred income tax expense	-	-	-

Income tax expense	$158	$7	$20

d.	Net operating losses carry forward:

The Company has accumulated losses for tax purposes as of December 31, 2022 in the amount of approximately $51,256 which may be carried forward and offset against taxable income in the future for an indefinite period.

e.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets are comprised of operating loss carryforwards and other temporary differences.

Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2021	2022

Reserves and allowances	$18	$22
R&D expenses	399	1,018
Intangible assets	31	50
Stock-based compensation	33	94
Lease liability	-	473
Loss carryforward	3,322	3,950

Deferred tax assets before valuation allowance	3,803	5,607
Less - valuation allowance	(3,803)	(5,084)

ROU Asset	-	(523)

Net deferred tax assets	$-	$-

Management currently believes that since the Company has a history of losses, and there is uncertainty with respect to future taxable income of the Company, it is more likely than not that the deferred tax assets will not be utilized in the foreseeable future. Thus, a full valuation allowance was provided to reduce deferred tax assets to their realizable value.

In 2021 and 2022 the main reconciling item for the Company’s tax rate is tax loss carryforwards and temporary differences, for which a full valuation allowance was provided.

f.	Tax assessment:

The Company has tax assessments through 2017 that are considered to be final.